Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Maximum
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest	$ (1)	$ 1	$ 1